Cover Page	Apr. 29, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2025
Entity Registrant Name	BECTON, DICKINSON AND COMPANY
Entity Central Index Key	0000010795
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Incorporation, State or Country Code	NJ
Entity File Number	001-4802
Entity Tax Identification Number	22-0760120
Entity Address, Address Line One	1 Becton Drive,
Entity Address, City or Town	Franklin Lakes,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07417-1880
City Area Code	(201)
Local Phone Number	847-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1.00
Trading Symbol	BDX
Security Exchange Name	NYSE
Notes 1.900% due December 15, 2026 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.900% Notes due December 15, 2026
Trading Symbol	BDX26
Security Exchange Name	NYSE
Notes 3.020% due May 24, 2025 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.020% Notes due May 24, 2025
Trading Symbol	BDX25
Security Exchange Name	NYSE
Notes 1.208% due June 4, 2026 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.208% Notes due June 4, 2026
Trading Symbol	BDX/26A
Security Exchange Name	NYSE
Notes 1.213% due February 12, 2036 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	1.213% Notes due February 12, 2036
Trading Symbol	BDX/36
Security Exchange Name	NYSE
Notes 0.034% due August 13, 2025 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	0.034% Notes due August 13, 2025
Trading Symbol	BDX25A
Security Exchange Name	NYSE
Notes 3.519% due February 8, 2031 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.519% Notes due February 8, 2031
Trading Symbol	BDX31
Security Exchange Name	NYSE
Notes 3.828% due June 7, 2032 | NEW YORK STOCK EXCHANGE, INC.
Entity Information [Line Items]
Title of 12(b) Security	3.828% Notes due June 7, 2032
Trading Symbol	BDX32A
Security Exchange Name	NYSE